Cover	12 Months Ended
Dec. 31, 2023 shares
Cover [Abstract]
Entity Registrant Name	Genoil Inc.
Entity Central Index Key	0001261002
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2023
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Entity Common Stock Shares Outstanding	1,913,137,429
Document Annual Report	true
Document Transition Report	false
Amendment Description	None
Entity File Number	001-11889
Entity Incorporation State Country Code	Z4
Entity Tax Identification Number	84-0916344
Icfr Auditor Attestation Flag	true
Auditor Name	Michael T. Studer CPA P.C
Auditor Location	Freeport, New York
Local Phone Number	688-8868
Security 12g Title	Common Stock, Fully Paid and Non-Assessable Common Shares Without Par Value quoted on the OTC Markets Quotation System
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Entity Address Address Line 1	One Rockefeller Center
Entity Address Address Line 2	11th Floor
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10020
Contact Personnel Name	David Lifschultz
City Area Code	212
Contact Personnel Email Address	david@lifschultzorganization.com
Auditor Firm Id	822